Estimated Fair Values of Intangible Assets Acquired From HOPS (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated fair values of the intangible assets acquired from HOPS	$ 3,400
Perpetual license
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated fair values of the intangible assets acquired from HOPS	3,250
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated fair values of the intangible assets acquired from HOPS	$ 150